Intangible Assets - Changes in Intangible Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	₩ 1,558,407	₩ 1,773,955
Amortization	(751,171)	(857,138)
Disposals	(4,067)	(6,620)
Reversal (Impairment loss)	(55,004)	(72,476)
Others	11,085	838
Effect of movements in exchange rates	(2,775)	11,965
Classified as held for sale		(775)
Ending balance	1,478,035	1,558,407
Internally developed [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions	546,706	548,224
External purchases [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions	174,854	160,434
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	6,273,379	6,066,073
Ending balance	6,664,062	6,273,379
Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(4,480,799)	(3,981,506)
Ending balance	(4,941,150)	(4,480,799)
Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(234,173)	(310,612)
Ending balance	(244,877)	(234,173)
Intellectual property rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	689,832	828,779
Amortization	(167,885)	(188,058)
Disposals	(326)
Reversal (Impairment loss)	(1,106)	(1,931)
Effect of movements in exchange rates	86	1,224
Ending balance	588,386	689,832
Intellectual property rights [member] | External purchases [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions	67,785	49,818
Intellectual property rights [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	2,275,735	2,189,071
Ending balance	2,335,399	2,275,735
Intellectual property rights [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(1,525,276)	(1,299,655)
Ending balance	(1,686,428)	(1,525,276)
Intellectual property rights [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(60,627)	(60,637)
Ending balance	(60,585)	(60,627)
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	229,990	223,454
Amortization	(129,238)	(122,539)
Disposals		(187)
Reversal (Impairment loss)	286	(4,517)
Others	122,267	128,986
Effect of movements in exchange rates	(1,916)	5,568
Classified as held for sale		(775)
Ending balance	221,389	229,990
Software [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	1,482,559	1,403,157
Ending balance	1,553,129	1,482,559
Software [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(1,228,377)	(1,160,702)
Ending balance	(1,308,290)	(1,228,377)
Software [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(24,192)	(19,001)
Ending balance	(23,450)	(24,192)
Memberships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	15,562	21,922
Disposals		(6,433)
Effect of movements in exchange rates	(15)	73
Ending balance	15,547	15,562
Memberships [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	15,562	23,463
Ending balance	15,547	15,562
Memberships [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance		(1,541)
Development costs [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	577,280	641,461
Amortization	(453,824)	(546,377)
Disposals	(3,741)
Reversal (Impairment loss)	(54,184)	(66,028)
Ending balance	612,237	577,280
Development costs [member] | Internally developed [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions	546,706	548,224
Development costs [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	2,357,041	2,295,468
Ending balance	2,622,548	2,357,041
Development costs [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(1,715,408)	(1,509,575)
Ending balance	(1,934,470)	(1,715,408)
Development costs [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(64,353)	(144,432)
Ending balance	(75,841)	(64,353)
Construction -in-progress [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	15,528	33,036
Others	(113,582)	(128,148)
Effect of movements in exchange rates	(4)	24
Ending balance	9,011	15,528
Construction -in-progress [member] | External purchases [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Additions	107,069	110,616
Construction -in-progress [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	15,528	33,036
Ending balance	9,011	15,528
Technology [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	982	1,146
Amortization	(224)	(164)
Others	2,400
Ending balance	3,158	982
Technology [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	12,763	12,763
Ending balance	15,163	12,763
Technology [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(11,738)	(11,574)
Ending balance	(11,962)	(11,738)
Technology [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(43)	(43)
Ending balance	(43)	(43)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	29,233	24,157
Effect of movements in exchange rates	(926)	5,076
Ending balance	28,307	29,233
Goodwill [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	114,191	109,115
Ending balance	113,265	114,191
Goodwill [member] | Accumulated impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(84,958)	(84,958)
Ending balance	₩ (84,958)	₩ (84,958)